Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Equity Method Investments Table

As at	December 31, 2022	December 31, 2021
Interest in joint venture (A)	519,255	412,858
Interest in associate (B)	—	—
	519,255	412,858

Disclosure of joint ventures

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2020	—
Capital contributions	395,569
Share of net earnings	32,913
Share of other comprehensive income	9,878
Distributions	(25,502)
Balance at December 31, 2021	412,858
Capital contributions	119,137
Share of net earnings (loss)	(43,002)
Share of other comprehensive income	31,923
Distributions	(1,661)
Balance at December 31, 2022	519,255

Summary of Financial Information of SunStream

The following table summarizes the financial information of SunStream:

As at	December 31, 2022	December 31, 2021
Current assets (including cash and cash equivalents - 2022: $1.5 million, 2021: $0.2 million)	5,437	789
Non-current assets	509,418	407,860
Current liabilities	(1,146)	(1,596)
Net assets (liabilities) (100%)	513,709	407,053

Year ended December 31	2022	2021
Revenue (loss)	(35,046)	36,203
Profit (loss) from operations	(42,627)	32,841
Other comprehensive income	31,923	9,878
Total comprehensive income (loss)	(10,619)	42,747